Other Intangible Assets, Net (Details) - Schedule of Other Intangible Assets, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Intangible Assets, Net [Line Items]
Intangible asset, Gross	$ 132,206	$ 126,806
Intangible assets, Accumulated amortization	94,889	82,803
Other intangible assets, net	$ 37,317	44,003
Customer relationships [Member]
Other Intangible Assets, Net [Line Items]
Weighted average remaining useful life (years)	5 years 9 months 18 days
Intangible asset, Gross	$ 60,328	55,178
Intangible assets, Accumulated amortization	$ 32,235	27,717
Technology [Member]
Other Intangible Assets, Net [Line Items]
Weighted average remaining useful life (years)	2 years 10 months 24 days
Intangible asset, Gross	$ 70,554	70,264
Intangible assets, Accumulated amortization	$ 61,408	53,832
Patents [Member]
Other Intangible Assets, Net [Line Items]
Weighted average remaining useful life (years)	6 months
Intangible asset, Gross	$ 1,324	1,364
Intangible assets, Accumulated amortization	$ 1,246	$ 1,254